Off-Balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 24,793,033	$ 43,466,170
Securities Held in Escrow	$ 47,523,085,445	$ 40,642,409,535